FUTURE POLICY BENEFITS (Tables)	12 Months Ended
Dec. 31, 2024
Insurance [Abstract]
Schedule of Changes in the Liability for Future Policy Benefits
The reconciliation of the balances described in the table below to the “Future policy benefits” in the statements of financial position is as follows.

AS OF DEC. 31 US$ MILLIONS	2024	2023
Future policy benefits:
Annuities	$10,287	$5,731
Life Insurance	1,816	1,895
Deferred profit liability:
Annuities	242	259
Life Insurance	76	66
Other contracts and VOBA liability	1,667	1,862
Total future policy benefits	$14,088	$9,813
The balances and changes in the liability for future policy benefits are as follows:

AS OF AND FOR THE YEAR ENDED DEC. 31, 2024 US$ MILLIONS, EXCEPT FOR YEARS AND PERCENTAGES	Annuities	Life Insurance	Total
Present value of expected net premiums:
Balance, beginning of year	$—	$3,145	$3,145
Beginning balance at original discount rate	—	3,253	3,253
Effect of changes in cash flow assumptions	—	(244)	(244)
Effect of actual variances from expected experience	11	(343)	(332)
Adjusted beginning of period balance	11	2,666	2,677
Issuances	3,616	48	3,664
Interest accrual	20	112	132
Net premiums collected	(3,647)	(320)	(3,967)
Derecognitions (lapses and withdrawals)	—	1	1
Ending balance at original discount rate	—	2,507	2,507
Effect of changes in discount rate assumptions	—	(154)	(154)
Balance, end of year	$—	$2,353	$2,353

Present value of expected future policy benefits:
Balance, beginning of year	$5,731	$5,040	$10,771
Beginning balance at original discount rate	5,909	5,277	11,186
Effect of changes in cash flow assumptions	31	(236)	(205)
Effect of actual variances from expected experience	9	(369)	(360)
Adjusted beginning of period balance	5,949	4,672	10,621
Acquisition from business combination	311	—	311
Issuances	4,947	49	4,996
Interest accrual	326	190	516
Benefit payments	(695)	(311)	(1,006)
Derecognitions (lapses and withdrawals)	23	1	24
Foreign currency translation	(343)	—	(343)
Ending balance at original discount rate	10,518	4,601	15,119
Effect of changes in discount rate assumptions	(231)	(432)	(663)
Balance, end of year	$10,287	$4,169	$14,456

Net liability for future policy benefits	10,287	1,816	12,103
Less: Reinsurance recoverables	(16)	(1,298)	(1,314)
Net liability for future policy benefits, after reinsurance recoverable	$10,271	$518	$10,789

Weighted average liability duration of future policy benefits (years)	9	15
Weighted average interest accretion rate	5%	5%
Weighted average current discount rate	5%	6%

AS OF AND FOR THE YEAR ENDED DEC. 31, 2023 US$ MILLIONS, EXCEPT FOR YEARS AND PERCENTAGES	Annuities	Life Insurance	Total
Present value of expected net premiums:
Balance, beginning of year	$—	$3,520	$3,520
Beginning balance at original discount rate	—	3,825	3,825
Effect of changes in cash flow assumptions	—	(352)	(352)
Effect of actual variances from expected experience	2	(58)	(56)
Adjusted beginning of period balance	2	3,415	3,417
Issuances	1,448	91	1,539
Interest accrual	12	121	133
Net premiums collected	(1,462)	(374)	(1,836)
Ending balance at original discount rate	—	3,253	3,253
Effect of changes in discount rate assumptions	—	(108)	(108)
Balance, end of year	$—	$3,145	$3,145

Present value of expected future policy benefits:
Balance, beginning of year	$4,252	$5,330	$9,582
Beginning balance at original discount rate	4,673	5,875	10,548
Effect of changes in cash flow assumptions	(17)	(362)	(379)
Effect of actual variances from expected experience	(29)	(59)	(88)
Adjusted beginning of period balance	4,627	5,454	10,081
Issuances	1,457	92	1,549
Interest accrual	209	188	397
Benefit payments	(464)	(457)	(921)
Foreign currency translation	80	—	80
Ending balance at original discount rate	5,909	5,277	11,186
Effect of changes in discount rate assumptions	(178)	(237)	(415)
Balance, end of year	$5,731	$5,040	$10,771

Net liability for future policy benefits	5,731	1,895	7,626
Less: Reinsurance recoverables	(50)	(45)	(95)
Net liability for future policy benefits, after reinsurance recoverable	$5,681	$1,850	$7,531

Weighted average liability duration of future policy benefits (years)	9	16
Weighted average interest accretion rate	4%	5%
Weighted average current discount rate	5%	5%

AS OF AND FOR THE YEAR ENDED DEC. 31, 2022 US$ MILLIONS, EXCEPT FOR YEARS AND PERCENTAGES	Annuities	Life Insurance	Total
Present value of expected net premiums:
Balance, beginning of year	$—	$—	$—
Beginning balance at original discount rate	—	—	—
Acquisition from business combination	—	3,824	3,824
Issuances	1,558	156	1,714
Interest accrual	13	52	65
Net premiums collected	(1,571)	(207)	(1,778)
Ending balance at original discount rate	—	3,825	3,825
Effect of changes in discount rate assumptions	—	(305)	(305)
Balance, end of year	$—	$3,520	$3,520

Present value of expected future policy benefits:
Balance, beginning of year	$2,171	$—	$2,171
Beginning balance at original discount rate	2,071	—	2,071
Acquisition from business combination	1,432	5,827	7,259
Issuances	1,543	157	1,700
Interest accrual	82	80	162
Benefit payments	(236)	(189)	(425)
Foreign currency translation	(219)	—	(219)
Ending balance at original discount rate	4,673	5,875	10,548
Effect of changes in discount rate assumptions	(432)	(545)	(977)
Effect of foreign currency translation on the effect of changes in discount rate assumptions	11	—	11
Balance, end of year	$4,252	$5,330	$9,582

Net liability for future policy benefits	4,252	1,810	6,062
Less: Reinsurance recoverables	(88)	(54)	(142)
Net liability for future policy benefits, after reinsurance recoverable	$4,164	$1,756	$5,920

Weighted average liability duration of future policy benefits (years)	9	16
Weighted average interest accretion rate	4%	5%
Weighted average current discount rate	5%	5%
The amounts of undiscounted and discounted expected gross premiums and future benefit payments follow:

AS OF DEC. 31 US$ MILLIONS	2024		2023
	Undiscounted	Discounted	Undiscounted	Discounted
Annuities:
Expected future benefit payments	$17,462	$10,263	$9,146	$5,730
Expected future gross premiums	—	—	—	—
Life Insurance:
Expected future benefit payments	$8,819	$4,169	$10,353	$5,040
Expected future gross premiums	5,669	3,356	7,540	4,328
Total:
Expected future benefit payments	$26,281	$14,432	$19,499	$10,770
Expected future gross premiums	5,669	3,356	7,540	4,328
The amount of revenue and interest recognized in the statements of operations follows:

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	Gross Premiums or Assessments			Interest Expense
	2024	2023	2022	2024	2023	2022
Annuities	$5,058	$1,501	$1,563	$315	$153	$68
Life Insurance	436	453	114	78	94	33